Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IFRS Statement [Line Items]
Balance at beginning of period	$ 8,290
Balance, including off-balance sheet instruments, at beginning of period	9,377
Total Allowance for Loan Losses at end of period	6,390	$ 8,290
Total Allowance, including off-balance sheet instruments, at end of period	7,246	9,377
Less: Total Allowance for off-balance sheet instruments	856	1,087
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	302	110
Net remeasurement due to transfers into stage	(8)	9
New originations or purchases	21	15
Net repayments	(8)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(96)	(37)
Changes to risk, parameters, and models	65	228
Disposals
Write-offs	(16)	(26)
Recoveries	6	1
Foreign exchange and other adjustments	(5)	3
Total Allowance for Loan Losses at end of period	261	302
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,019
Balance, including off-balance sheet instruments, at beginning of period	2,112	1,309
Net remeasurement due to transfers into stage	(167)	268
New originations or purchases	221	327
Net repayments	(206)	(165)
Derecognition of financial assets (excluding disposals and write-offs)	(293)	(199)
Changes to risk, parameters, and models	580	1,567
Disposals
Write-offs	(848)	(1,261)
Recoveries	317	278
Foreign exchange and other adjustments	(67)	(12)
Total Allowance for Loan Losses at end of period	1,573	2,019
Total Allowance, including off-balance sheet instruments, at end of period	1,649	2,112
Less: Total Allowance for off-balance sheet instruments	76	93
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,554
Balance, including off-balance sheet instruments, at beginning of period	3,184	1,929
Net remeasurement due to transfers into stage	(191)	496
New originations or purchases	122	174
Net repayments	(98)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(400)	(697)
Changes to risk, parameters, and models	553	2,725
Disposals
Write-offs	(1,011)	(1,720)
Recoveries	303	306
Foreign exchange and other adjustments	(148)	(22)
Total Allowance for Loan Losses at end of period	1,805	2,554
Total Allowance, including off-balance sheet instruments, at end of period	2,314	3,184
Less: Total Allowance for off-balance sheet instruments	509	630
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses and government [member]
IFRS Statement [Line Items]
Balance at beginning of period	3,415
Balance, including off-balance sheet instruments, at beginning of period	3,779	1,684
Net remeasurement due to transfers into stage	3	158
New originations or purchases	1,123	871
Net repayments	(238)	(174)
Derecognition of financial assets (excluding disposals and write-offs)	(1,929)	(1,204)
Changes to risk, parameters, and models	721	2,888
Disposals	(4)	(22)
Write-offs	(298)	(430)
Recoveries	49	52
Foreign exchange and other adjustments	(184)	(44)
Total Allowance for Loan Losses at end of period	2,751	3,415
Total Allowance, including off-balance sheet instruments, at end of period	3,022	3,779
Less: Total Allowance for off-balance sheet instruments	271	364
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,544
Balance, including off-balance sheet instruments, at beginning of period	2,925
Total Allowance for Loan Losses at end of period	2,263	2,544
Total Allowance, including off-balance sheet instruments, at end of period	2,649	2,925
Less: Total Allowance for off-balance sheet instruments	386	381
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	32	28
Net remeasurement due to transfers into stage	(20)	(20)
New originations or purchases	21	15
Net repayments	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(4)
Changes to risk, parameters, and models	(74)	(21)
Recoveries		1
Foreign exchange and other adjustments	(2)
Total Allowance for Loan Losses at end of period	35	32
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	126	66
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(38)	(33)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period	567
Balance, including off-balance sheet instruments, at beginning of period	595	717
Net remeasurement due to transfers into stage	(332)	(216)
New originations or purchases	221	327
Net repayments	(96)	(92)
Derecognition of financial assets (excluding disposals and write-offs)	(93)	(95)
Changes to risk, parameters, and models	(727)	(83)
Foreign exchange and other adjustments	(20)	(4)
Total Allowance for Loan Losses at end of period	520	567
Total Allowance, including off-balance sheet instruments, at end of period	550	595
Less: Total Allowance for off-balance sheet instruments	30	28
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	1,154	490
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(145)	(438)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(11)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	624
Balance, including off-balance sheet instruments, at beginning of period	799	934
Net remeasurement due to transfers into stage	(478)	(356)
New originations or purchases	122	174
Net repayments	(98)	(35)
Derecognition of financial assets (excluding disposals and write-offs)	(50)	(145)
Changes to risk, parameters, and models	(696)	(152)
Foreign exchange and other adjustments	(42)	(4)
Total Allowance for Loan Losses at end of period	671	624
Total Allowance, including off-balance sheet instruments, at end of period	878	799
Less: Total Allowance for off-balance sheet instruments	207	175
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	1,509	1,000
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(180)	(598)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(19)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,321
Balance, including off-balance sheet instruments, at beginning of period	1,499	736
Net remeasurement due to transfers into stage	(117)	(94)
New originations or purchases	1,123	871
Net repayments	(24)	(52)
Derecognition of financial assets (excluding disposals and write-offs)	(813)	(459)
Changes to risk, parameters, and models	(384)	727
Foreign exchange and other adjustments	(72)	(12)
Total Allowance for Loan Losses at end of period	1,037	1,321
Total Allowance, including off-balance sheet instruments, at end of period	1,186	1,499
Less: Total Allowance for off-balance sheet instruments	149	178
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	476	255
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(497)	(459)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(14)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period	4,902
Balance, including off-balance sheet instruments, at beginning of period	5,574
Total Allowance for Loan Losses at end of period	3,492	4,902
Total Allowance, including off-balance sheet instruments, at end of period	3,959	5,574
Less: Total Allowance for off-balance sheet instruments	467	672
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	205	26
Net remeasurement due to transfers into stage	12	29
Net repayments	(4)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(35)	(11)
Changes to risk, parameters, and models	83	196
Recoveries		(1)
Foreign exchange and other adjustments	(5)
Total Allowance for Loan Losses at end of period	175	205
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(123)	(65)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	56	46
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(14)	(14)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,265
Balance, including off-balance sheet instruments, at beginning of period	1,330	417
Net remeasurement due to transfers into stage	157	473
Net repayments	(96)	(62)
Derecognition of financial assets (excluding disposals and write-offs)	(159)	(73)
Changes to risk, parameters, and models	901	698
Foreign exchange and other adjustments	(36)	(7)
Total Allowance for Loan Losses at end of period	914	1,265
Total Allowance, including off-balance sheet instruments, at end of period	960	1,330
Less: Total Allowance for off-balance sheet instruments	46	65
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1,143)	(473)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	201	504
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(195)	(147)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,726
Balance, including off-balance sheet instruments, at beginning of period	2,181	673
Net remeasurement due to transfers into stage	277	830
Net repayments	(20)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(131)	(174)
Changes to risk, parameters, and models	973	1,814
Foreign exchange and other adjustments	(94)	(20)
Total Allowance for Loan Losses at end of period	996	1,726
Total Allowance, including off-balance sheet instruments, at end of period	1,298	2,181
Less: Total Allowance for off-balance sheet instruments	302	455
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1,488)	(970)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	232	673
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(632)	(638)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,706
Balance, including off-balance sheet instruments, at beginning of period	1,858	740
Net remeasurement due to transfers into stage	122	256
Net repayments	(122)	(68)
Derecognition of financial assets (excluding disposals and write-offs)	(758)	(503)
Changes to risk, parameters, and models	578	1,334
Foreign exchange and other adjustments	(86)	(4)
Total Allowance for Loan Losses at end of period	1,407	1,706
Total Allowance, including off-balance sheet instruments, at end of period	1,526	1,858
Less: Total Allowance for off-balance sheet instruments	119	152
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(471)	(248)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	508	482
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(103)	(131)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period	844
Balance, including off-balance sheet instruments, at beginning of period	878
Total Allowance for Loan Losses at end of period	635	844
Total Allowance, including off-balance sheet instruments, at end of period	638	878
Less: Total Allowance for off-balance sheet instruments	3	34
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	65	56
Derecognition of financial assets (excluding disposals and write-offs)	(55)	(22)
Changes to risk, parameters, and models	56	53
Write-offs	(16)	(26)
Recoveries	6	1
Foreign exchange and other adjustments	2	3
Total Allowance for Loan Losses at end of period	51	65
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(18)	(13)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	14	14
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period	187
Balance, including off-balance sheet instruments, at beginning of period	187	175
Net remeasurement due to transfers into stage	8	11
Net repayments	(14)	(11)
Derecognition of financial assets (excluding disposals and write-offs)	(41)	(31)
Changes to risk, parameters, and models	406	952
Disposals
Write-offs	(848)	(1,261)
Recoveries	317	278
Foreign exchange and other adjustments	(11)	(1)
Total Allowance for Loan Losses at end of period	139	187
Total Allowance, including off-balance sheet instruments, at end of period	139	187
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(17)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(56)	(66)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	202	158
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	204
Balance, including off-balance sheet instruments, at beginning of period	204	322
Net remeasurement due to transfers into stage	10	22
Net repayments	20	35
Derecognition of financial assets (excluding disposals and write-offs)	(219)	(378)
Changes to risk, parameters, and models	276	1,063
Write-offs	(1,011)	(1,720)
Recoveries	303	306
Foreign exchange and other adjustments	(12)	2
Total Allowance for Loan Losses at end of period	138	204
Total Allowance, including off-balance sheet instruments, at end of period	138	204
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(30)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(52)	(75)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	640	657
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance at beginning of period	388
Balance, including off-balance sheet instruments, at beginning of period	422	208
Net remeasurement due to transfers into stage	(2)	(4)
Net repayments	(92)	(54)
Derecognition of financial assets (excluding disposals and write-offs)	(358)	(242)
Changes to risk, parameters, and models	527	827
Disposals	(4)	(22)
Write-offs	(298)	(430)
Recoveries	49	52
Foreign exchange and other adjustments	(26)	(28)
Total Allowance for Loan Losses at end of period	307	388
Total Allowance, including off-balance sheet instruments, at end of period	310	422
Less: Total Allowance for off-balance sheet instruments	3	34
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(7)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(23)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 108	$ 145